Prepayments and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Provision for credit losses on other receivables	¥ 7,082	$ 970	¥ 695